STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
 NEW YORK, NEW YORK  10038

June 23, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Patrick Scott

Re:	Dreyfus Institutional Preferred Money Market Funds (File No. 811-08211)
Definitive Proxy Statement on Schedule 14A

Ladies and Gentlemen:
On behalf of Dreyfus Institutional Preferred Plus Money Market Fund (the "Fund"), a series of Dreyfus Institutional Preferred Money Market Funds (the "Trust"), transmitted for filing are definitive proxy materials relating to a special meeting of shareholders of the Fund to be held on July 15, 2016, together with a form of proxy card.  The meeting is being called for the purpose of shareholders voting on a proposal to revise a fundamental investment restriction that requires the Fund, under normal market conditions, to invest at least 25% of its assets in securities issued by banks.
Shareholders of record at the close of business on June 10, 2106 will be entitled to receive notice of and to vote at the meeting.  It is intended that copies of the proxy materials will be mailed to shareholders on or about June 27, 2016.
The definitive proxy materials are marked to show changes made primarily in response to comments of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission") with respect to the preliminary proxy materials that were provided to the undersigned by Patrick Scott of the Staff telephonically on June 21, 2016.
For the convenience of the Staff, the Staff's comments have been restated below, and the Fund's response is set out immediately following each comment.  Capitalized terms used but not defined herein have the meanings assigned to them in the proxy materials.
Proxy Statement
Introduction
1.
Staff Comment:  Please change the last sentence of the fourth paragraph to the following: "To comply with the 1940 Act rule regarding fund names, the Fund will adopt a policy to normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements collateralized solely by U.S. government securities."  See 2014 Money Market Fund Reform Frequently Asked Questions, available at https://www.sec.gov/divisions/investment/ guidance/2014-money-market-fund-reform-frequently-asked-questions.shtml, Question 55.

Response:  The requested change has been made.
2.
Staff Comment:  Please supplementally confirm to the Staff that if the proposal set forth in the proxy statement is approved by shareholders, the Fund's statement of additional information ("SAI") will be modified to reflect the change in the relevant fundamental investment restriction.

Response:  We have confirmed with management of the Fund that if the proposal is approved by Fund shareholders, the SAI will be modified as requested.
Introduction – The Fund's Proposed Investment Strategy
3.
Staff Comment:  Please indicate in the first sentence of the first paragraph that the Fund will be implementing its new investment strategy to comply with the definition of "government money market fund."

Response:  The referenced sentence has been revised as follows: "Subject to shareholder approval of the proposal, as of the Effective Date, to comply with the definition of 'government money market fund,' the Fund normally will invest . . . ."
4.
Staff Comment:  Please change the second sentence of the first paragraph to the following: "To pursue its goal, the Fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements collateralized solely by U.S. government securities."  See Staff Comment No. 1.

Response:  The referenced change has been made.
Voting Information – Proxies, Quorum and Voting at the Meeting
5.
Staff Comment:  Explain why a quorum is constituted for the Fund by the presence in person or by proxy of the holders of thirty percent (30%) of the Fund's outstanding shares entitled to vote at the Meeting.  This appears to conflict with the disclosure under the heading Proposal – Required Vote and the Board's Recommendation.

Response:  The Trust's Amended and Restated Declaration of Trust provides that, in the event that holders of a series of the Trust are voting as a series, thirty percent (30%) of the aggregate number of shares of the series entitled to vote constitutes a quorum for the transaction of business by that series.  Pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), a fundamental investment policy of the Fund can only be changed or removed by a vote of a majority of the Fund's shares.  As stated under the heading Proposal – Required Vote and the Board's Recommendation, the vote of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act (the "1940 Act Voting Requirement"), means the lesser of (i) 67% or more of the voting securities present at the Meeting (or represented by proxy), if the holders of more than 50% of the outstanding voting securities of the Fund are present (or represented by proxy) at the Meeting, or (ii) more than 50% of the outstanding voting securities of the Fund.
While we recognize that the effect of the 1940 Act Voting Requirement is that more than 50% of the voting securities must be present or represented by proxy for the proposal to be approved, 30% is the quorum for the transaction of business at the Meeting, which could include such other business as may properly come before the meeting or any adjournment(s) thereof (we understand that management of the Trust is not aware of any such other business).
Voting Information – Methods of Solicitation and Expenses
6.
Staff Comment:  It is stated in the first paragraph that "Dreyfus may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals."  Please provide an estimate for this expense in the proxy statement and state whether this figure is included in the total estimated expense of soliciting the proxy statement.

Response:   The referenced phrase has been deleted.  Dreyfus will not be paying persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals.
Additional Information – Certain Beneficial Ownership
7.	Staff Comment: Please confirm whether the designation "Participating Insurance Company" is appropriate for the shareholder listed in the table.
Response:  The referenced phrase has been deleted from the table.
We hope the Staff finds the revisions in the proxy materials responsive to the Staff's comments.
Please telephone the undersigned at 212.806.5698, or David Stephens of this office at 212.806.6138, if you have any questions or comments.
Very truly yours,

/s/ Kirk Anderson
Kirk Anderson

cc: David Stephens

DREYFUS INSTITUTIONAL PREFERED MONEY MARKET FUNDS
200 Park Avenue
New York, New York  10166

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention:  Patrick Scott

Re:	Dreyfus Institutional Preferred Money Market Funds (File No. 811-08211)
Definitive Proxy Statement on Schedule 14A
Ladies and Gentlemen:
At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:
●	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

●	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

●	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

By:	/s/ Maureen Kane
	Name:	Maureen Kane
	Title:	Vice President